INCOME TAXES (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current taxes	$ 6,152	$ 5,905	$ 21,623
Deferred tax benefit	(1,513)	(2,151)	(734)
Taxes in respect of previous years	(1,680)	(886)	(611)
Total income tax expense	$ 2,959	$ 2,868	$ 20,278